Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property and Equipment
Schedule of property and equipment

	As of
	March 31,	December 31,
	2015	2014
	(unaudited)	(audited)
Computer equipment	$216,486	$216,486
Data center equipment	654,150	444,906
Purchased software	570,860	651,016
Furniture and fixtures	84,433	84,433
Leasehold improvements	64,353	58,024
Total property and equipment	1,590,282	1,454,865
Less: accumulated depreciation	(1,206,436)	(1,158,940)
Net property and equipment	$383,846	$295,925

	As of
	December 31,	December 31,
	2014	2013
Computer equipment	$216,486	$208,593
Data center equipment	444,906	405,057
Purchased software	651,016	570,860
Furniture and fixtures	84,433	59,890
Leasehold improvements	58,024	53,465
Total property and equipment	1,454,865	1,297,865
Less: accumulated depreciation	(1,158,940)	(944,445)
Net property and equipment	$295,925	$353,420